Share capital - Warrants outstanding (Details) - Warrants	3 Months Ended
	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 6 months 26 days
Number of warrants outstanding | shares	12,518,402	12,518,402	15,070,883	20,603,396
Non-Transferable Warrants $0.80 CAD - $16.00 CAD
Disclosure of classes of share capital [line items]
Weighted average contractual life	10 months 2 days
Number of warrants outstanding | shares	6,920,146	6,920,146
Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 0.80
Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Maximum
Disclosure of classes of share capital [line items]
Exercise price	$ 16.00
Non-Transferable Warrants $2.00 USD - $24.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	2 years 10 months 17 days
Number of warrants outstanding | shares	1,096,988	1,096,988
Non-Transferable Warrants $2.00 USD - $24.00 USD | Minimum
Disclosure of classes of share capital [line items]
Exercise price		$ 2.00
Non-Transferable Warrants $2.00 USD - $24.00 USD | Maximum
Disclosure of classes of share capital [line items]
Exercise price		24.00
Transferable Warrants $4.25 USD
Disclosure of classes of share capital [line items]
Exercise price		$ 4.25
Weighted average contractual life	2 years 4 months 10 days
Number of warrants outstanding | shares	4,501,268	4,501,268